Loans and other financial assets at amortized cost - Details of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of loans other than banks [Line Items]
Total	₩ 398,706,030	₩ 386,069,294
Present value discount
Disclosure of loans other than banks [Line Items]
Discounted present value	(9,107)	(9,272)
Allowance for credit losses
Disclosure of loans other than banks [Line Items]
Allowance for credit losses	(3,246,252)	(3,357,625)
Loans in local currency | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	322,659,399	315,597,374
Loans in foreign currencies | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	32,375,735	33,166,984
Domestic banker's usance | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	2,647,891	2,803,761
Credit card accounts | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	13,960,884	12,488,523
Bills bought in foreign currencies | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	4,396,122	4,328,404
Bills bought in local currency | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	82,657	224,835
Factoring receivables | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	6,315	5,994
Advances for customers on guarantees | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	12,602	9,814
Private placement bonds | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	669,431	444,900
Securitized loans | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	3,325,383	3,300,876
Call loans | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	2,430,625	1,847,376
Bonds purchased under resale agreements | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	14,598,594	10,551,018
Financial lease receivables | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	991,331	1,106,912
Installment financial bond | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	2,429,860	2,620,534
Others | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	2,257	0
Loan origination costs and fees | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	926,343	938,886
Securities Lending Receivable | Gross carrying amount
Disclosure of loans other than banks [Line Items]
Total	₩ 445,960	₩ 0